24. Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions [abstract]
Schedule of provisions
	Post-employment benefits	Aircraft and engine return	Legal proceedings (a)	Total
Balances on December 31, 2019	96,760	869,078	291,218	1,257,056
Recognition (reversal) of provision	10,136	(58,702)	288,803	240,237
Provisions used	-	(113,805)	(187,491)	(301,296)
Changing of assumptions	(24,541)	-	-	(24,541)
Plan experience	10,706	-	-	10,706
Adjustment to present value	6,488	67,609	-	74,097
Exchange rate change	-	266,735	(98)	266,637
Balances on December 31, 2020	99,549	1,030,915	392,432	1,522,896

On December 31, 2020
Current	-	169,381	-	169,381
Non-current	99,549	861,534	392,432	1,353,515
Total	99,549	1,030,915	392,432	1,522,896

On December 31, 2019
Current	-	203,816	-	203,816
Non-current	96,760	665,262	291,218	1,053,240
Total	96,760	869,078	291,218	1,257,056
(a)	The provisions used consider write-offs due to the revaluation of estimates and settled processes.

Schedule of changes in actuarial assets and liabilities related to the post-employment benefit

The actuarial assumptions applied when measuring the post-employment benefit are presented below:

Actuarial assumptions	2020	2019
Weighted average of assumptions to determine the defined benefit obligation
Nominal discount rate p.a.	7.88%	7.23%
Actual discount rate p.a.	4.23%	3.60%
Long-term estimated inflation rate p.a.	3.00%	3.50%
HCCTR - Nominal medical inflation rate p.a.	6.35%	6.86%
HCCTR - Actual medical inflation rate p.a.	3.25%	3.25%
Mortality table	AT-2000 with improvement of 10%	AT-2000 with improvement of 10%

Weighted average of assumptions to determine the cost (revenue) of the defined benefit
Nominal discount rate	7.23%	9.93%
Actual discount rate p.a.	4.23%	5.70%
Long-term estimated inflation rate	3.50%	4.00%
HCCTR - Nominal medical inflation rate p.a.	6.86%	7.38%
HCCTR - Actual medical inflation rate p.a.	3.25%	3.25%
Mortality table	AT-2000 with improvement of 10%	AT-2000 with improvement of 10%

		2020
Current service cost recognized in income (expenses)		10,136
Cost of interests recognized in income (expenses)		6,488
Total		16,624

Schedule of provisions related to civil and labor suits

The Company's Management believes that the provision for tax, civil and labor risks, recorded in accordance with IAS 37, is sufficient to cover possible losses on administrative and judicial proceedings, as shown below:

	Probable loss		Possible loss
	2020	2019	2020	2019
Civil	100,806	78,119	64,181	62,473
Labor	269,297	210,699	238,702	237,253
Tax	22,329	2,400	574,356	586,812
Total	392,432	291,218	877,239	886,538